PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (10K) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS [Abstract]
Property, equipment and leasehold improvements
Property, equipment and leasehold improvements, net, consisted of the following at June 30, 2015 and December 31, 2014:

Property, equipment and leasehold improvements	June 30, 2015	December 31, 2014
Laboratory equipment	$424,888	$424,888
Manufacturing equipment	1,599,894	1,599,894
Computers, office equipment, and furniture	153,865	153,078
Computer software	4,108	4,108
Leasehold improvements	95,841	95,841
	2,278,596	2,277,809
Less: accumulated depreciation and amortization	(1,950,226)	(1,845,699)
Property, equipment and leasehold improvements, net	$328,370	$432,110

Property, equipment and leasehold improvements, net, consisted of the following at December 31:

Property, equipment and leasehold improvements	2014	2013
Laboratory equipment	$424,888	$424,888
Manufacturing equipment	1,599,894	1,581,728
Computers, office equipment, and furniture	153,078	140,360
Computer software	4,108	4,108
Leasehold improvements	95,841	95,841
	2,277,809	2,246,925
Less: accumulated depreciation and amortization	(1,845,699)	(1,608,311)
Property, equipment and leasehold improvements, net	$432,110	$638,614